Operating Leases (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 01, 2021	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Deferred lease incentive		$ 195,000		$ 195,000		$ 246,000
Option to renew lease period	5 years
Total rent expense under the leases		$ 173,000	$ 119,000	$ 375,000	$ 363,000	$ 414,816	$ 305,270